Reconciliation of Total Provision for Income Taxes with Amount Computed at Statutory Federal Tax Rate (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Statutory Federal Tax Rate [Line Items]
Tax at Statutory Rate	$ 347.3	$ 309.3	$ 346.4
Tax Exempt Income	(8.0)	(9.9)	(10.8)
Leveraged Lease Adjustments	(12.0)	(4.7)	(0.8)
Foreign Tax Rate Differential	(27.1)	(21.3)	(20.1)
State Taxes, net	20.4	22.8	17.3
Other	(15.6)	(16.1)	(11.7)
Provision for Income Taxes	$ 305.0	$ 280.1	$ 320.3